[Skadden, Arps, Slate, Meagher & Flom LLP Letterhead]
September 4, 2009
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Van Kampen Life Investment Trust Money Market Portfolio Preliminary Proxy Materials
Ladies and Gentlemen:
          Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(a) of the General Rules and Regulations promulgated thereunder, Van Kampen Life Investment Trust, on behalf of its series, the Money Market Portfolio, hereby files via EDGAR a copy of its preliminary proxy materials. No filing fee is paid herewith because no filing fee is required.
          If you have any questions regarding the foregoing, please contact Kim Lombardo at (312) 407-0768 or Elisa Mitchell at (630) 684-6724.

Very truly yours,
/s/ Charles B. Taylor
Charles B. Taylor

Enclosures